[USAA EAGLE LOGO (R)]
9800 Fredericksburg Road
San Antonio, Texas 78288




                                          May 1, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:  USAA Life Investment Trust
     1933 Act File No. 33-82270
     1940 Act File No. 811-8672

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment to the registrant's Registration Statement filed on April 27, 2006, and the text of the most recent Post-Effective Amendment to the registrant's Registration Statement has been filed electronically.

                                          Sincerely,


                                          /S/ EILEEN SMILEY
                                          -------------------
                                          Eileen Smiley
                                          Vice President
                                          Securities Counsel

cc:  Jorden Burt LLP
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